Initial Public Offering (Details)	Nov. 13, 2025 $ / shares shares
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of units in initial public offering	5,750,000
Sale of units per share (in Dollars per share) | $ / shares	$ 10
Description of sale of units	Each Unit consists of one Class A ordinary share and one right (the “Public Right”). Each Public Right entitles the holder to receive one-sixth (1/6) of one Class A ordinary share upon the consummation of an initial business combination.
IPO [Member] | Previously Reported [Member]
Initial Public Offering (Details) [Line Items]
Description of sale of units	Each Unit consists of one Class A ordinary share with $0.0001 par value and one right (the “Public Right”). Each Public Right entitles the holder to receive one-sixth (1/6) of one Class A ordinary share upon the consummation of an initial business combination.
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units in initial public offering	750,000